Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 33,295	$ 24,536
Restricted cash (note 13)		3
Accounts receivable	1,244	7,006
Prepaid expenses (note 7)	609	5,337
Other receivables	996	115
Inventory	553
Current portion of deferred financing costs (note 7)	3,148	1,391
Total current assets	39,845	38,388
Vessels in operation (note 4)	836,537	817,875
Other fixed assets	6	7
Intangible assets (note 5)	67	95
Deferred financing costs (note 7)	10,172	1,882
Total non-current assets	846,782	819,859
Total Assets	886,627	858,247
Liabilities
Intangible liability - charter agreements (note 8)	2,119	2,119
Deferred revenue	462
Accounts payable	2,123	1,289
Accrued expenses	15,278	6,887
Derivative instruments (note 6)		8,776
Total current liabilities	19,982	69,181
Series A Preferred shares (note 13)		44,976
Intangible liability - charter agreements (note 8)	13,693	15,812
Deferred tax liability	34	43
Derivative instruments (note 6)		12,513
Total long-term liabilities	428,509	389,600
Total Liabilities	448,491	458,781
Commitments and contingencies (note 12)
Stockholders' Equity
Additional paid in capital	386,350	352,676
Retained earnings	51,237	46,241
Total Stockholders' Equity	438,136	399,466
Total Liabilities and Stockholders' Equity	886,627	858,247
10.0 % First Priority Secured Notes Due 2019 [Member]
Liabilities
Long-term debt (note 9)	414,782
Secured Debt [Member]
Liabilities
Current portion of long-term debt (note 9)		50,110
Long-term debt (note 9)		316,256
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	475
Class B Common Stock [Member]
Stockholders' Equity
Common stock	74	74
Series B Preferred Shares [Member]
Stockholders' Equity
Preferred stock